Related Party Transactions	12 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 14 — RELATED PARTY TRANSACTIONS

a. Due to related parties

Due to related parties consists of the following:

Name	Related party relationship	June 30, 2025	June 30, 2024
Mrs. Duanrong Liu	Shareholder, Director and Chief Operating Officer	$184,859	$455,454
Mr. Lei Xia	Shareholder, Chairman and Chief Executive Officer	-	4,316
Other shareholders	Shareholders of the Company	20,626	14,774
Total due to related parties		$205,485	$474,544

As of June 30, 2025 and 2024, the balance due to related parties was loan advance from the Company’s shareholders and was used as working capital during the Company’s normal course of business. Such advance was non-interest bearing and due on demand.

b. Loan guarantee provided by related parties

In connection with the Company’s short-term borrowings from the PRC banks, the Company’s controlling shareholder and several other shareholders jointly signed guarantee agreements by pledging their personal properties with the banks to secure the bank loans. The Company also incurred loan origination fees of $50,846, $36,291 and $292,998 for the years ended June 30, 2025, 2024 and 2023 respectively, to be paid to these related parties for providing such loan guarantees (see Note 11).